Schedule of tax rate effect (Details) - Currency risk [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Strengthened [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Total Currency risk	$ (863,176)	$ (892,932)
Strengthened [member] | MALAYSIA
IfrsStatementLineItems [Line Items]
Total Currency risk	(12,038)	(1,117)
Strengthened [member] | CHINA
IfrsStatementLineItems [Line Items]
Total Currency risk	(88,495)
Weekened [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Total Currency risk	863,176	892,932
Weekened [member] | MALAYSIA
IfrsStatementLineItems [Line Items]
Total Currency risk	12,038	1,117
Weekened [member] | CHINA
IfrsStatementLineItems [Line Items]
Total Currency risk	$ 88,495